UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
 (Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 91.96%
	Consumer Discretionary - 16.71%
	Distributors - 0.69%
263,170	LKQ Corp. (a)	$8,066,160

	Diversified Consumer Services - 1.31%
404,352	ServiceMaster Global Holdings Inc. (a)	15,231,940

	Hotels, Restaurants & Leisure - 1.57%
48,360	Chipotle Mexican Grill, Inc. (a)	18,247,195

	Household Durables - 4.01%
421,715	Garmin Ltd. (b)	20,448,960
234,985	Harman International Industries, Inc.	26,120,933
		46,569,893
	Internet & Direct Marketing Retail - 0.84%
85,710	Expedia, Inc.	9,709,229

	Internet Software & Services - 1.01%
896,000	Pandora Media Inc. (a)	11,683,840

	Leisure Products - 1.26%
177,405	Polaris Industries Inc.	14,616,398

	Media - 1.28%
289,627	Lions Gate Entertainment Corp. - Class A (a)(b)	7,790,966
289,627	Lions Gate Entertainment Corp. - Class B (a)(b)	7,107,447
		14,898,413
	Specialty Retail - 1.29%
310,285	Williams-Sonoma, Inc.	15,014,691

	Textiles, Apparel & Luxury Goods - 3.45%
270,998	Columbia Sportswear Co.	15,799,183
309,190	Luxottica Group S.p.A. - ADR (b)	16,603,503
307,951	Under Armour, Inc. - Class C (a)	7,751,127
		40,153,813
	Total Consumer Discretionary (Cost $179,037,783)	194,191,572

	Consumer Staples - 4.27%
	Food & Staples Retailing - 1.60%
234,970	CVS Health Corp.	18,541,483

	Household Products - 1.20%
116,115	The Clorox Co.	13,936,122

	Personal Products - 1.47%
224,110	The Estee Lauder Companies Inc. - Class A	17,142,174
	Total Consumer Staples (Cost $55,664,656)	49,619,779

	Energy - 2.24%
	Energy Equipment & Services - 2.24%
534,619	FMC Technologies, Inc. (a)	18,995,013
318,118	Forum Energy Technologies Inc. (a)	6,998,596
	Total Energy (Cost $20,174,766)	25,993,609

	Financials - 7.83%
	Capital Markets - 7.83%
362,325	Intercontinental Exchange, Inc.	20,442,377
199,495	MSCI, Inc.	15,716,216
312,778	Nasdaq, Inc.	20,993,659
156,490	S&P Global, Inc.	16,828,935
344,525	SEI Investments Management Corp.	17,005,754
	Total Financials (Cost $76,404,693)	90,986,941

	Health Care - 16.61%
	Biotechnology - 0.18%
551,600	Dynavax Technologies Corp. (a)	2,178,820

	Health Care Equipment & Supplies - 8.47%
1,153,533	Accuray Inc. (a)	5,306,252
209,233	Align Technology, Inc. (a)	20,113,568
67,500	The Cooper Companies, Inc.	11,807,775
260,520	Danaher Corp.	20,278,877
145,461	Inogen Inc. (a)	9,770,615
399,150	Insulet Corp. (a)	15,039,972
222,480	Nevro Corp. (a)	16,165,397
		98,482,456
	Health Care Providers & Services - 0.75%
382,300	Healthways, Inc. (a)	8,697,325

	Health Care Technology - 2.29%
146,210	athenahealth Inc. (a)	15,376,905
237,010	Cerner Corp. (a)	11,227,164
		26,604,069
	Life Sciences Tools & Services - 3.62%
324,155	Agilent Technologies, Inc.	14,768,502
125,943	Charles River Laboratories International, Inc. (a)	9,595,597
706,725	VWR Corp. (a)	17,689,327
		42,053,426
	Pharmaceuticals - 1.30%
691,470	Akorn, Inc. (a)	15,094,790
	Total Health Care (Cost $168,188,472)	193,110,886

	Industrials - 13.38%
	Aerospace & Defense - 1.00%
225,652	Hexcel Corp.	11,607,539

	Commercial Services & Supplies - 3.09%
343,835	Republic Services, Inc.	19,615,787
211,985	Stericycle, Inc. (a)	16,331,324
		35,947,111
	Electrical Equipment - 1.92%
49,310	Acuity Brands, Inc.	11,383,707
80,865	Rockwell Automation, Inc.	10,868,256
		22,251,963
	Industrial Conglomerates - 1.19%
75,580	Roper Industries, Inc.	13,837,186

	Machinery - 0.99%
81,985	Parker-Hannifin Corp.	11,477,900

	Professional Services - 5.19%
570,965	IHS Markit Ltd. (a)(b)	20,217,870
474,545	Nielsen Holdings PLC (b)	19,907,163
249,123	Verisk Analytics, Inc (a)	20,221,314
		60,346,347
	Total Industrials (Cost $132,319,017)	155,468,046

	Information Technology - 22.07%
	Communications Equipment - 2.47%
83,570	F5 Networks, Inc. (a)	12,094,250
112,825	Harris Corp.	11,561,178
180,955	Juniper Networks, Inc.	5,113,788
		28,769,216
	Electronic Equipment, Instruments & Components - 1.98%
295,525	National Instruments Corp.	9,108,080
80,260	Trimble Inc. (a)	2,419,839
133,285	Zebra Technologies Corp. (a)	11,430,522
		22,958,441
	Internet Software & Services - 4.24%
202,208	Akamai Technologies, Inc. (a)	13,483,229
21,695	Alphabet, Inc. - Class A (a)	17,192,203
161,255	Facebook Inc. - Class A (a)	18,552,388
		49,227,820
	IT Services - 3.85%
227,815	Cognizant Technology Solutions Corp. (a)	12,764,475
182,120	Fidelity National Information Services, Inc.	13,775,557
176,809	MasterCard, Inc. - Class A	18,255,529
		44,795,561
	Semiconductors & Semiconductor Equipment - 4.42%
186,085	Analog Devices, Inc.	13,513,492
503,112	Micron Technology, Inc. (a)	11,028,215
192,650	QUALCOMM, Inc.	12,560,780
79,776	Semtech Corp. (a)	2,516,933
161,010	Texas Instruments, Inc.	11,748,900
		51,368,320
	Software - 3.50%
218,395	Aspen Technology, Inc. (a)	11,941,839

103,445	CommVault Systems, Inc. (a)	5,317,073
204,499	Red Hat, Inc. (a)	14,253,580
133,205	salesforce.com, inc. (a)	9,119,214
		40,631,706
	Technology Hardware, Storage & Peripherals - 1.61%
161,825	Apple Inc.	18,742,572
	Total Information Technology (Cost $187,926,748)	256,493,636

	Materials - 8.85%
	Chemicals - 6.67%
132,745	Ecolab Inc.	15,560,369
311,710	FMC Corp.	17,630,318
266,499	Ingevity Corp. (a)	14,620,135
73,275	International Flavors & Fragrances Inc.	8,633,993
179,480	Praxair, Inc.	21,033,261
		77,478,076
	Containers & Packaging - 2.18%
269,745	Bemis Company, Inc.	12,899,206
274,580	Sealed Air Corporation	12,449,457
		25,348,663
	Total Materials (Cost $90,592,477)	102,826,739

	TOTAL COMMON STOCKS (Cost $910,308,612)	1,068,691,208

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.12%
	Real Estate - 3.12%
147,675	American Tower Corp.	15,606,294
57,804	Equinix Inc.	20,659,728
	Total Real Estate (Cost $28,438,319)	36,266,022

	TOTAL REITS (Cost $28,438,319)	36,266,022

	SHORT TERM INVESTMENT - 5.64%
	Investment Company - 5.64%
65,529,302	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	65,529,302
	Total Investment Company	65,529,302

	TOTAL SHORT TERM INVESTMENT (Cost $65,529,302)	65,529,302

Total Investments (Cost $1,004,276,233) - 100.72%	1,170,486,532
Liabilities in Excess of Other Assets - (0.72)%	(8,313,991)
TOTAL NET ASSETS - 100.00%	$1,162,172,541

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $92,075,909 (7.92% of net assets) at December 31, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$1,004,276,233
Gross unrealized appreciation	207,387,839
Gross unrealized depreciation	(41,177,540)
Net unrealized appreciation	$166,210,299

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 88.58%
	Consumer Discretionary - 11.63%
	Auto Components - 0.74%
11,750	The Goodyear Tire & Rubber Co.	$362,723

	Automobiles - 0.90%
12,700	General Motors Co.	442,468

	Hotels, Restaurants & Leisure - 4.10%
11,175	Carnival Corp. (b)	581,770
6,525	Cedar Fair, L.P.	418,905
3,250	Jack in the Box, Inc.	362,830
4,325	Marriott International, Inc. - Class A	357,591
5,250	Starbucks Corp.	291,480
		2,012,576
	Media - 3.24%
7,300	Comcast Corp. - Class A	504,065
22,400	Twenty-First Century Fox, Inc. - Class A	628,096
4,400	The Walt Disney Co.	458,568
		1,590,729
	Multiline Retail - 0.69%
4,700	Target Corp.	339,481

	Specialty Retail - 1.96%
5,875	Foot Locker, Inc.	416,479
4,075	The Home Depot, Inc.	546,376
		962,855
	Total Consumer Discretionary (Cost $4,901,049)	5,710,832

	Consumer Staples - 8.59%
	Beverages - 1.36%
6,400	PepsiCo, Inc.	669,632

	Food & Staples Retailing - 1.91%
4,850	CVS Health Corp.	382,713
8,050	Wal-Mart Stores, Inc.	556,416
		939,129
	Food Products - 2.37%
8,075	The Kraft Heinz Co.	705,109
8,550	Pinnacle Foods Inc.	456,998
		1,162,107
	Household Products - 2.10%
6,200	Colgate-Palmolive Co.	405,728
7,425	The Procter & Gamble Co.	624,294
		1,030,022

	Tobacco - 0.85%
6,200	Altria Group, Inc.	419,244
	Total Consumer Staples (Cost $3,575,989)	4,220,134

	Energy - 10.43%
	Energy Equipment & Services - 1.53%
7,300	Halliburton Co.	394,857
4,250	Schlumberger Ltd. (b)	356,787
		751,644
	Oil, Gas & Consumable Fuels - 8.90%
8,500	Devon Energy Corp.	388,195
18,950	Enterprise Products Partners L.P.	512,408
5,075	EQT Midstream Partners LP	389,151
8,150	Exxon Mobil Corp.	735,619
7,775	Hess Corp.	484,305
14,200	Noble Midstream Partners LP (a)	511,200
14,600	Royal Dutch Shell PLC. - Class A - ADR (b)	793,948
6,400	Tesoro Corp.	559,680
		4,374,506
	Total Energy (Cost $4,335,640)	5,126,150

	Financials - 13.27%
	Banks - 8.19%
46,200	Bank of America Corp.	1,021,020
20,800	BB&T Corp.	978,016
13,475	JPMorgan Chase & Co.	1,162,758
15,650	Wells Fargo & Co.	862,471
		4,024,265
	Capital Markets - 2.71%
900	BlackRock, Inc.	342,486
4,025	CME Group Inc.	464,284
4,850	S&P Global, Inc.	521,569
		1,328,339
	Diversified Financial Services - 1.31%
3,950	Berkshire Hathaway Inc. - Class B (a)	643,771

	Insurance - 1.06%
10,025	Arthur J. Gallagher & Co.	520,899
	Total Financials (Cost $4,872,684)	6,517,274

	Health Care - 11.39%
	Biotechnology - 2.80%
9,675	AbbVie Inc.	605,848
3,350	Amgen Inc.	489,804
3,900	Gilead Sciences, Inc.	279,279
		1,374,931
	Health Care Equipment & Supplies - 0.62%
4,300	Medtronic, PLC (b)	306,289

	Health Care Providers & Services - 2.55%
2,475	Anthem, Inc.	355,831

5,575	Cardinal Health, Inc.	401,233
3,100	UnitedHealth Group Inc.	496,124
		1,253,188
	Pharmaceuticals - 5.42%
5,300	Bristol-Myers Squibb Co.	309,732
3,750	Eli Lilly & Co.	275,812
7,025	Johnson & Johnson	809,350
10,050	Merck & Co., Inc.	591,644
20,750	Pfizer Inc.	673,960
		2,660,498
	Total Health Care (Cost $5,110,458)	5,594,906

	Industrials - 7.31%
	Aerospace & Defense - 1.82%
3,275	The Boeing Co.	509,852
3,500	United Technologies Corp.	383,670
		893,522
	Airlines - 0.95%
9,550	Delta Air Lines, Inc.	469,764

	Commercial Services & Supplies - 0.96%
6,650	Waste Management, Inc.	471,552

	Industrial Conglomerates - 3.08%
2,050	3M Co.	366,069
25,800	General Electric Co.	815,280
2,850	Honeywell International, Inc.	330,172
		1,511,521
	Machinery - 0.50%
1,750	Parker-Hannifin Corp.	245,000
	Total Industrials (Cost $2,910,030)	3,591,359

	Information Technology - 17.52%
	Communications Equipment - 0.98%
15,950	Cisco Systems, Inc.	482,009

	Internet Software & Services - 1.40%
430	Alphabet, Inc. - Class A (a)	340,753
450	Alphabet, Inc. - Class C (a)	347,319
		688,072
	IT Services - 1.82%
11,425	Visa Inc. - Class A	891,378

	Semiconductors & Semiconductor Equipment - 4.61%
4,000	Broadcom Ltd. (b)	707,080
12,000	Intel Corp.	435,240
7,375	QUALCOMM, Inc.	480,850
8,800	Texas Instruments Inc.	642,136
		2,265,306
	Software - 4.82%
10,950	Activision Blizzard, Inc.	395,405
24,200	Microsoft Corp.	1,503,788

12,125	Oracle Corp.	466,206
		2,365,399
	Technology Hardware, Storage & Peripherals - 3.89%
14,920	Apple Inc.	1,728,034
7,350	Diebold Nixdorf, Inc.	184,853
		1,912,887
	Total Information Technology (Cost $6,737,481)	8,605,051

	Materials - 3.73%
	Chemicals - 1.73%
12,100	CF Industries Holdings, Inc.	380,908
8,175	The Dow Chemical Co.	467,774
		848,682
	Metals & Mining - 1.65%
18,950	Allegheny Technologies, Inc.	301,873
6,500	Compass Minerals International, Inc.	509,275
		811,148
	Paper & Forest Products - 0.35%
7,800	KapStone Paper and Packaging Corp.	171,990
	Total Materials (Cost $1,591,038)	1,831,820

	Telecommunication Services - 2.22%
	Diversified Telecommunication Services - 2.22%
12,800	AT&T Inc.	544,384
10,225	Verizon Communications, Inc.	545,810
	Total Telecommunication Services (Cost $913,325)	1,090,194

	Utilities - 2.49%
	Electric Utilities - 2.49%
9,750	American Electric Power Co., Inc.	613,860
8,500	Edison International	611,915
	Total Utilities (Cost $1,112,860)	1,225,775

	TOTAL COMMON STOCKS (Cost $36,060,554)	43,513,495

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.62%
	Real Estate - 2.62%
2,100	American Tower Corp.	221,928
25,700	CoreCivic, Inc.	628,622
1,000	Public Storage	223,500
7,100	Weyerhaeuser Co.	213,639
	Total Real Estate (Cost $1,302,951)	1,287,689

	TOTAL REITS (Cost $1,302,951)	1,287,689

	CONVERTIBLE PREFERRED STOCK - 0.41%
	Industrials - 0.41%
	Commercial Services & Supplies - 0.41%
3,200	Stericycle, Inc.	202,464
	Total Industrials (Cost $200,400)	202,464

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $200,400)	202,464

	SHORT TERM INVESTMENT - 7.96%
	Investment Company - 7.96%
3,909,822	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	3,909,822
	Total Investment Company	3,909,822

	TOTAL SHORT TERM INVESTMENT (Cost $3,909,822)	3,909,822

	Total Investments (Cost $41,473,727) - 99.57%	48,913,470
	Other Assets in Excess of Liabilities - 0.43%	210,886
	TOTAL NET ASSETS - 100.00%	$49,124,356

ADR — American Depository Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $2,745,874 (5.59% of net assets) at December 31, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$41,473,727
Gross unrealized appreciation	7,874,838
Gross unrealized depreciation	(435,095)
Net unrealized appreciation	$7,439,743

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Emerging Opportunities Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 92.78%
	Consumer Discretionary - 29.17%
	Auto Components - 4.79%
50,000	Fox Factory Holding Corp. (a)	$1,387,500
105,100	Motorcar Parts of America, Inc. (a)	2,829,292
		4,216,792
	Hotels, Restaurants & Leisure - 6.37%
75,000	Bojangles', Inc. (a)	1,398,750
99,000	Del Taco Restaurants, Inc. (a)	1,397,880
80,000	The Habit Restaurants, Inc. (a)	1,380,000
113,800	Kona Grill, Inc. (a)	1,428,190
		5,604,820
	Household Durables - 6.82%
51,500	Installed Building Products Inc (a)	2,126,950
26,300	iRobot Corp. (a)	1,537,235
39,000	LGI Homes, Inc. (a)	1,120,470
172,100	ZAGG Inc. (a)	1,221,910
		6,006,565
	Internet & Direct Marketing Retail - 0.65%
22,400	Duluth Holdings Inc. - Class B (a)	568,960

	Leisure Products - 4.09%
103,900	MCBC Holdings, Inc.	1,514,862
113,000	Nautilus, Inc. (a)	2,090,500
		3,605,362
	Media - 1.58%
67,500	Liberty Media Corp-Liberty Braves (a)	1,389,825

	Specialty Retail - 4.87%
123,655	At Home Group Inc. (a)	1,809,072
38,200	Restoration Hardware Holdings Inc. (a)	1,172,740
66,700	The Tile Shop Holdings, Inc. (a)	1,303,985
		4,285,797
	Total Consumer Discretionary (Cost $23,369,573)	25,678,121

	Consumer Staples - 3.90%
	Beverages - 3.12%
54,900	MGP Ingredients, Inc.	2,743,902

	Food Products - 0.78%
78,000	Amplify Snack Brands, Inc. (a)	687,180
	Total Consumer Staples (Cost $2,840,911)	3,431,082

	Financials - 4.15%
	Capital Markets - 1.63%
39,000	Financial Engines Inc.	1,433,250

	Diversified Financial Services - 1.12%
55,000	Compass Diversified Holdings	984,500

	Insurance - 1.40%
36,300	Kinsale Capital Group, Inc.	1,234,563
	Total Financials (Cost $2,698,423)	3,652,313

	Health Care - 18.32%
	Biotechnology - 0.30%
36,900	Syndax Pharmaceuticals, Inc. (a)	264,573

	Health Care Equipment & Supplies - 7.26%
170,992	Accuray Inc. (a)	786,563
7,100	ICU Medical, Inc. (a)	1,046,185
12,400	Inogen Inc. (a)	832,908
99,885	Obalon Therapeutics, Inc. (a)	883,983
76,500	Oxford Immunotec Global PLC (a)(b)	1,143,675
29,100	The Spectranetics Corp. (a)	712,950
60,000	Tactile Systems Technology, Inc. (a)	984,600
		6,390,864
	Health Care Providers & Services - 4.91%
143,800	Cross Country Healthcare, Inc. (a)	2,244,718
11,700	HealthEquity, Inc. (a)	474,084
35,100	LHC Group, Inc. (a)	1,604,070
		4,322,872
	Health Care Technology - 2.96%
40,709	HealthStream, Inc. (a)	1,019,760
46,900	Omnicell, Inc. (a)	1,589,910
		2,609,670
	Pharmaceuticals - 2.89%
103,000	Aratana Therapeutics, Inc. (a)	739,540
75,000	Clearside Biomedical, Inc. (a)	670,500
93,400	Intersect ENT, Inc. (a)	1,130,140
		2,540,180
	Total Health Care (Cost $12,659,570)	16,128,159

	Industrials - 9.50%
	Aerospace & Defense - 1.42%
36,900	Astronics Corp. (a)	1,248,696

	Building Products - 1.63%
26,700	Apogee Enterprises, Inc.	1,430,052

	Commercial Services & Supplies - 0.86%
54,500	CECO Environmental Corp.	760,275

	Machinery - 1.96%
93,100	Kornit Digital Ltd. (a)(b)	1,177,715
10,700	Proto Labs, Inc. (a)	549,445
		1,727,160
	Professional Services - 0.65%
7,900	WageWorks, Inc. (a)	572,750

	Trading Companies & Distributors - 2.98%
154,000	Nexeo Solutions, Inc. (a)	1,433,740
34,200	SiteOne Landscape Supply, Inc. (a)	1,187,766
		2,621,506
	Total Industrials (Cost $6,089,145)	8,360,439

	Information Technology - 23.00%
	Internet Software & Services - 11.47%
122,700	Amber Road Inc. (a)	1,114,116
19,400	Benefitfocus, Inc. (a)	576,180
111,500	CommerceHub, Inc. (a)	1,675,845
30,505	Envestnet, Inc. (a)	1,075,301
110,600	Five9, Inc. (a)	1,569,414
82,100	Instructure, Inc. (a)	1,605,055
54,020	Mimecast Ltd (a)(b)	966,958
31,500	NIC, Inc.	752,850
10,900	SPS Commerce Inc. (a)	761,801
		10,097,520
	IT Services - 1.44%
50,400	Virtusa Corp. (a)	1,266,048

	Semiconductors & Semiconductor Equipment - 3.96%
120,000	Everspin Technologies, Inc. (a)	994,800
125,000	Ichor Holdings, Ltd. (a)(b)	1,352,500
52,200	MaxLinear, Inc. - Class A (a)	1,137,960
		3,485,260
	Software - 6.13%
89,100	8x8, Inc. (a)	1,274,130
124,286	Exa Corp. (a)	1,909,033
102,500	Materialise NV - ADR (a)(b)	786,175
53,300	Varonis Systems, Inc. (a)	1,428,440
		5,397,778
	Total Information Technology (Cost $16,185,553)	20,246,606

	Materials - 3.83%
	Chemicals - 1.61%
25,800	Ingevity Corp. (a)	1,415,388

	Construction Materials - 2.22%
29,900	US Concrete Inc. (a)	1,958,450
	Total Materials (Cost $2,921,121)	3,373,838

	Utilities - 0.91%
	Water Utilities - 0.91%
32,500	AquaVenture Holdings Ltd. (a)(b)	797,225
	Total Utilities (Cost $585,000)	797,225

	TOTAL COMMON STOCKS (Cost $67,349,296)	81,667,783

	SHORT TERM INVESTMENT - 7.74%
	Investment Company - 7.74%
6,812,414	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	6,812,414
	Total Investment Company	6,812,414

	TOTAL SHORT TERM INVESTMENT (Cost $6,812,414)	6,812,414

	Total Investments (Cost $74,161,710) - 100.52%	88,480,197
	Liabilities in Excess of Other Assets - (0.52)%	(459,477)
	TOTAL NET ASSETS - 100.00%	$88,020,720

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $6,224,248 (7.07% of net assets) at December 31, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$74,161,710
Gross unrealized appreciation	17,687,393
Gross unrealized depreciation	(3,368,906)
Net unrealized appreciation	$14,318,487

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 78.36%
	Consumer Discretionary - 3.15%
	Automobiles - 0.64%
435,000	Ford Motor Co.	$5,276,550

	Media - 2.51%
400,000	Lions Gate Entertainment Corp. - Class A (a)(b)	10,760,000
400,000	Lions Gate Entertainment Corp. - Class B (a)(b)	9,816,000
		20,576,000
	Total Consumer Discretionary (Cost $31,069,720)	25,852,550

	Consumer Staples - 14.27%
	Beverages - 4.95%
400,000	The Coca Cola Co.	16,584,000
35,000	Diageo PLC - ADR (b)	3,637,900
75,000	Dr. Pepper Snapple Group, Inc.	6,800,250
130,000	PepsiCo, Inc.	13,601,900
		40,624,050
	Food & Staples Retailing - 1.78%
50,000	Costco Wholesale Corp.	8,005,500
100,000	Sysco Corp.	5,537,000
15,000	Wal-Mart Stores, Inc.	1,036,800
		14,579,300
	Food Products - 2.22%
200,000	General Mills, Inc.	12,354,000
50,000	Kellogg Co.	3,685,500
50,000	Mondelez International Inc. - Class A	2,216,500
		18,256,000
	Household Products - 5.32%
100,000	The Clorox Co.	12,002,000
30,000	Colgate-Palmolive Co.	1,963,200
50,000	Kimberly-Clark Corp.	5,706,000
285,000	The Procter & Gamble Co.	23,962,800
		43,634,000
	Total Consumer Staples (Cost $77,668,270)	117,093,350

	Energy - 20.58%
	Energy Equipment & Services - 2.08%
18,600	Baker Hughes, Inc.	1,208,442
75,000	Helmerich & Payne, Inc.	5,805,000
120,000	Schlumberger Ltd. (b)	10,074,000
		17,087,442
	Oil, Gas & Consumable Fuels - 18.50%
399,000	BP PLC - ADR (b)	14,914,620

170,000	Chevron Corp.	20,009,000
370,000	ConocoPhillips	18,551,800
140,000	Delek Logistics Partners LP	3,997,000
134,490	EQT Midstream Partners LP	10,312,693
250,000	Exxon Mobil Corp.	22,565,000
123,000	Hess Corp.	7,661,670
600,000	HollyFrontier Corp.	19,656,000
75,000	Kinder Morgan Inc.	1,553,250
145,000	Marathon Oil Corp.	2,509,950
100,000	Marathon Petroleum Corp.	5,035,000
25,000	Phillips 66	2,160,250
300,000	Royal Dutch Shell PLC. - Class A - ADR (b)	16,314,000
200,000	Suncor Energy, Inc. (b)	6,538,000
		151,778,233
	Total Energy (Cost $155,045,714)	168,865,675

	Financials - 4.55%
	Banks - 2.29%
400,000	BB&T Corp.	18,808,000

	Insurance - 2.26%
180,000	The Allstate Corp.	13,341,600
100,000	Arthur J. Gallagher & Co.	5,196,000
		18,537,600
	Total Financials (Cost $25,636,278)	37,345,600

	Health Care - 8.53%
	Health Care Equipment & Supplies - 1.19%
80,000	Abbott Laboratories	3,072,800
150,000	Baxter International, Inc.	6,651,000
		9,723,800
	Pharmaceuticals - 7.34%
75,000	Eli Lilly & Co.	5,516,250
500,000	GlaxoSmithKline PLC - ADR (b)	19,255,000
140,000	Johnson & Johnson	16,129,400
180,000	Merck & Co., Inc.	10,596,600
270,000	Pfizer Inc.	8,769,600
		60,266,850
	Total Health Care (Cost $54,006,036)	69,990,650

	Industrials - 9.79%
	Aerospace & Defense - 2.18%
115,000	The Boeing Co.	17,903,200

	Commercial Services & Supplies - 4.01%
1,000,000	Pitney Bowes Inc.	15,190,000
250,000	Waste Management, Inc.	17,727,500
		32,917,500
	Industrial Conglomerates - 3.16%
820,000	General Electric Co.	25,912,000

	Road & Rail - 0.44%
100,000	CSX Corp.	3,593,000
	Total Industrials (Cost $51,108,708)	80,325,700

	Information Technology - 8.97%
	Communications Equipment - 0.73%
200,000	Cisco Systems, Inc.	6,044,000

	IT Services - 2.43%
120,000	International Business Machines Corp. (IBM)	19,918,800

	Semiconductors & Semiconductor Equipment - 2.78%
600,000	Intel Corp.	21,762,000
15,800	QUALCOMM, Inc.	1,030,160
		22,792,160
	Software - 3.03%
400,000	Microsoft Corp.	24,856,000
	Total Information Technology (Cost $51,270,523)	73,610,960

	Materials - 2.91%
	Chemicals - 2.64%
340,000	The Dow Chemical Co.	19,454,800
30,000	Eastman Chemical Co.	2,256,300
		21,711,100
	Metals & Mining - 0.27%
57,000	Rio Tinto PLC - ADR (b)	2,192,220
	Total Materials (Cost $15,200,996)	23,903,320

	Telecommunication Services - 5.61%
	Diversified Telecommunication Services - 5.61%
587,500	AT&T Inc.	24,986,375
394,000	Verizon Communications, Inc.	21,031,720
	Total Telecommunication Services (Cost $39,191,802)	46,018,095

	TOTAL COMMON STOCKS (Cost $500,198,047)	643,005,900

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.81%
	Real Estate - 1.81%
85,300	Digital Realty Trust, Inc.	8,381,578
215,000	Weyerhaeuser Co.	6,469,350
	Total Real Estate (Cost $11,199,794)	14,850,928

	TOTAL REITS (Cost $11,199,794)	14,850,928

	CONVERTIBLE BONDS - 6.73%
	Consumer Discretionary - 4.44%
	Media - 4.44%
	Lions Gate Entertainment Inc.
$2,000,000	4.000%, 01/11/2017 (c)	5,008,750
30,000,000	1.250%, 04/15/2018 (c)	31,387,500
	Total Consumer Discretionary (Cost $32,000,000)	36,396,250

	Health Care - 0.44%
	Pharmaceuticals - 0.44%
	The Medicines Co.
3,000,000	2.500%, 01/15/2022	3,611,250
	Total Health Care (Cost $3,095,412)	3,611,250

	Industrials - 0.33%
	Air Freight & Logistics - 0.33%
	UTi Worldwide, Inc.
2,600,000	4.500%, 03/01/2019 (b)	2,743,000
	Total Industrials (Cost $2,600,000)	2,743,000

	Information Technology - 1.52%
	Internet Software & Services - 0.60%
	Cornerstone OnDemand, Inc.
4,750,000	1.500%, 07/01/2018	4,957,812
	Software - 0.92%
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035 (Acquired Various Dates, Cost $6,486,714)(d)	7,527,047
	Total Information Technology (Cost $12,090,918)	12,484,859

	TOTAL CONVERTIBLE BONDS (Cost $49,786,330)	55,235,359

	CORPORATE BONDS - 10.44%
	Consumer Discretionary - 0.66%
	Leisure Products - 0.31%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,524,500
	Media - 0.25%
	Sirius XM Radio, Inc.
2,000,000	4.250%, 05/15/2020 (Acquired Various Dates, Cost $1,953,999)(d)	2,032,500
	Multiline Retail - 0.10%
	Dollar Tree, Inc.
800,000	5.250%, 03/01/2020	825,000
	Total Consumer Discretionary (Cost $4,847,879)	5,382,000

	Energy - 0.94%
	Energy Equipment & Services - 0.61%
	Forum Energy Technologies Inc.
5,000,000	6.250%, 10/01/2021	5,025,000
	Oil, Gas & Consumable Fuels - 0.33%
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	2,715,000
	Total Energy (Cost $7,733,135)	7,740,000

	Health Care - 1.97%
	Pharmaceuticals - 1.97%
	Valeant Pharmaceuticals International, Inc.
4,050,000	6.750%, 08/15/2018 (Acquired Various Dates, Cost $4,094,374)(b)(d)	3,857,625
13,000,000	6.375%, 10/15/2020 (Acquired Various Dates, Cost $13,361,086)(d)	11,232,780
	VRX Escrow Corp.
1,250,000	5.375%, 03/15/2020 (Acquired Various Dates, Cost $1,253,938)(b)(d)	1,062,500
	Total Health Care (Cost $18,709,398)	16,152,905

	Industrials - 1.05%
	Aerospace & Defense - 0.37%
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	3,076,875
	Construction & Engineering - 0.68%
	Tutor Perini Corp.
5,575,000	7.625%, 11/01/2018	5,578,485
	Total Industrials (Cost $8,557,500)	8,655,360

	Information Technology - 5.21%
	Diversified Telecommunication Services - 0.72%
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,706,000	5.250%, 03/15/2021	3,819,055
2,000,000	6.625%, 01/31/2022	2,075,000
		5,894,055
	Internet Software & Services - 2.72%
	Bankrate Inc.
22,000,000	6.125%, 08/15/2018 (c)(e)	22,330,000
	IT Services - 0.50%
	NeuStar, Inc.
4,000,000	4.500%, 01/15/2023	4,110,000
	Software - 1.27%
	ACI Worldwide, Inc.
3,750,000	6.375%, 08/15/2020 (c)(e)	3,862,500
	Nuance Communications, Inc.
6,400,000	5.375%, 08/15/2020	6,588,000
		10,450,500
	Total Information Technology (Cost $41,530,300)	42,784,555

	Telecommunication Services - 0.61%
	Diversified Telecommunication Services - 0.61%
	Consolidated Communications Inc.
5,000,000	6.500%, 10/01/2022	4,987,500
	Total Telecommunication Services (Cost $4,956,500)	4,987,500

	TOTAL CORPORATE BONDS (Cost $86,334,712)	85,702,320

	SHORT TERM INVESTMENT - 2.42%
	Investment Company - 2.42%
19,835,909	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (f)	19,835,909
	Total Investment Company	19,835,909

	TOTAL SHORT TERM INVESTMENT (Cost $19,835,909)	19,835,909

	Total Investments (Cost $667,354,792) - 99.76%	818,630,416
	Other Assets in Excess of Liabilities - 0.24%	2,001,615
	TOTAL NET ASSETS - 100.00%	$820,632,031

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $101,164,865 (12.33% of net assets) at December 31, 2016.
(c)	These securities are deemed illiquid. The total value of these securities amounted to $62,588,750 (7.63% of net assets) at December 31, 2016.
(d)	Restricted security deemed liquid. The total value of restricted securities is $25,712,452 (3.13% of net assets) at December 31, 2016.
(e)	144A Securities. The total value of 144A securities is $26,192,500 (3.19% of net assets) at December 31, 2016.
(f)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$667,354,792
Gross unrealized appreciation	186,172,918
Gross unrealized depreciation	(34,897,294)
Net unrealized appreciation	$151,275,624

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Growth Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 96.78%
	Consumer Discretionary - 20.75%
	Hotels, Restaurants & Leisure - 3.13%
8,140	Chipotle Mexican Grill, Inc. (a)	$3,071,385
127,425	Starbucks Corp.	7,074,636
		10,146,021
	Internet & Direct Marketing Retail - 5.59%
11,935	Amazon.com, Inc. (a)	8,949,699
6,240	The Priceline Group Inc. (a)	9,148,214
		18,097,913
	Internet Software & Services - 1.01%
249,965	Pandora Media Inc. (a)	3,259,544

	Media - 2.27%
70,710	The Walt Disney Co.	7,369,396

	Specialty Retail - 5.63%
29,600	Advance Auto Parts, Inc.	5,005,952
64,435	The Home Depot, Inc.	8,639,445
95,060	Williams-Sonoma, Inc.	4,599,953
		18,245,350
	Textiles, Apparel & Luxury Goods - 3.12%
109,820	Hanesbrands, Inc.	2,368,817
121,930	NIKE, Inc. - Class B	6,197,702
28,110	Under Armour, Inc. - Class A (a)	816,595
28,309	Under Armour, Inc. - Class C (a)	712,538
		10,095,652
	Total Consumer Discretionary (Cost $54,756,357)	67,213,876

	Consumer Staples - 8.38%
	Beverages - 1.42%
43,820	Anheuser-Busch InBev SA/NV - ADR (b)	4,620,380

	Food & Staples Retailing - 2.68%
30,355	Costco Wholesale Corp.	4,860,139
48,300	CVS Health Corp.	3,811,353
		8,671,492
	Food Products - 1.39%
101,660	Mondelez International Inc. - Class A	4,506,588

	Household Products - 2.89%
44,895	Kimberly-Clark Corp.	5,123,418
50,305	The Procter & Gamble Co.	4,229,644
		9,353,062
	Total Consumer Staples (Cost $23,921,710)	27,151,522

	Energy - 3.01%
	Energy Equipment & Services - 3.01%
78,909	Baker Hughes, Inc.	5,126,718
55,190	Schlumberger Ltd. (b)	4,633,200
	Total Energy (Cost $7,120,484)	9,759,918

	Financials - 7.82%
	Banks - 1.80%
105,695	Wells Fargo & Co.	5,824,851

	Capital Markets - 6.02%
62,690	CME Group Inc.	7,231,292
132,650	Intercontinental Exchange, Inc.	7,484,113
44,608	S&P Global, Inc.	4,797,144
		19,512,549
	Total Financials (Cost $16,779,611)	25,337,400

	Health Care - 15.84%
	Biotechnology - 1.60%
18,288	Biogen Idec Inc. (a)	5,186,111

	Health Care Equipment & Supplies - 8.11%
175,729	Abbott Laboratories	6,749,751
72,062	Align Technology, Inc. (a)	6,927,320
156,954	Baxter International, Inc.	6,959,340
72,515	Danaher Corp.	5,644,568
		26,280,979
	Health Care Providers & Services - 1.63%
67,500	AmerisourceBergen Corp.	5,277,825

	Health Care Technology - 1.03%
70,050	Cerner Corp. (a)	3,318,269

	Pharmaceuticals - 3.47%
46,475	Johnson & Johnson	5,354,385
100,111	Merck & Co., Inc.	5,893,534
		11,247,919
	Total Health Care (Cost $40,008,323)	51,311,103

	Industrials - 10.58%
	Air Freight & Logistics - 2.03%
35,295	FedEx Corp.	6,571,929

	Commercial Services & Supplies - 1.35%
56,663	Stericycle, Inc. (a)	4,365,318

	Industrial Conglomerates - 4.66%
40,917	3M Co.	7,306,548
67,235	Honeywell International, Inc.	7,789,175
		15,095,723

	Professional Services - 1.42%
110,022	Nielsen Holdings PLC (b)	4,615,423

	Road & Rail - 1.12%
35,140	Union Pacific Corp.	3,643,315
	Total Industrials (Cost $26,377,040)	34,291,708

	Information Technology - 23.12%
	Communications Equipment - 0.88%
93,865	Cisco Systems, Inc.	2,836,600

	Internet Software & Services - 9.58%
10,485	Alphabet, Inc. - Class A (a)	8,308,838
12,491	Alphabet, Inc. - Class C (a)	9,640,804
113,857	Facebook Inc. - Class A (a)	13,099,248
		31,048,890
	IT Services - 2.55%
106,033	Visa Inc. - Class A	8,272,695

	Semiconductors & Semiconductor Equipment - 1.22%
60,616	QUALCOMM, Inc.	3,952,163

	Software - 5.33%
161,255	Microsoft Corp.	10,020,386
89,580	Oracle Corp.	3,444,351
24,205	Red Hat, Inc. (a)	1,687,088
31,000	salesforce.com, inc. (a)	2,122,260
		17,274,085
	Technology Hardware, Storage & Peripherals - 3.56%
99,470	Apple Inc.	11,520,616
	Total Information Technology (Cost $32,300,029)	74,905,049

	Materials - 3.33%
	Chemicals - 3.33%
30,965	Ecolab Inc.	3,629,718
61,170	Praxair, Inc.	7,168,512
	Total Materials (Cost $8,018,783)	10,798,230

	Telecommunication Services - 3.95%
	Diversified Telecommunication Services - 3.95%
150,000	AT&T Inc.	6,379,500
119,930	Verizon Communications, Inc.	6,401,863
	Total Telecommunication Services (Cost $11,968,266)	12,781,363

	TOTAL COMMON STOCKS (Cost $221,250,603)	313,550,169

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.96%
	Real Estate - 1.96%
17,779	Equinix Inc.	6,354,393
	Total Real Estate (Cost $2,976,601)	6,354,393

	TOTAL REIT (Cost $2,976,601)	6,354,393

	SHORT TERM INVESTMENT - 2.65%
	Investment Company - 2.65%
8,571,921	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	8,571,921
	Total Investment Company	8,571,921

	TOTAL SHORT TERM INVESTMENT (Cost $8,571,921)	8,571,921

	Total Investments (Cost $232,799,125) - 101.39%	328,476,483
	Liabilities in Excess of Other Assets - (1.39)%	(4,514,817)
	TOTAL NET ASSETS - 100.00%	$323,961,666

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $13,869,003 (4.28% of net assets) at December 31, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$232,799,125
Gross unrealized appreciation	101,092,656
Gross unrealized depreciation	(5,415,298)
Net unrealized appreciation	$95,677,358

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	PREFERRED STOCK - 0.95%
	Financials - 0.95%
	Capital Markets - 0.95%
40,000	AMG Capital Trust II	$2,193,752
	Total Financials (Cost $2,535,000)	2,193,752

	TOTAL PREFERRED STOCK (Cost $2,535,000)	2,193,752

	CONVERTIBLE PREFERRED STOCK - 0.66%
	Health Care - 0.66%
	Pharmaceuticals - 0.66%
2,000	Allergan plc (c)	1,524,920
	Total Health Care (Cost $1,791,985)	1,524,920

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,791,985)	1,524,920

	CONVERTIBLE BONDS - 12.98%
	Consumer Discretionary - 4.30%
	Diversified Consumer Services - 0.58%
	Carriage Services, Inc.
$1,000,000	2.750%, 03/15/2021	1,349,375
	Media - 3.72%
	Lions Gate Entertainment Inc.
500,000	4.000%, 01/11/2017 (a)	1,252,188
5,000,000	1.250%, 04/15/2018 (a)	5,231,250
	Live Nation Entertainment Inc.
2,000,000	2.500%, 05/15/2019	2,141,250
		8,624,688
	Total Consumer Discretionary (Cost $8,495,000)	9,974,063

	Energy - 0.76%
	Oil, Gas & Consumable Fuels - 0.76%
	Whiting Petroleum Corp.
2,000,000	1.250%, 04/01/2020	1,765,000
	Total Energy (Cost $1,600,499)	1,765,000

	Health Care - 3.23%
	Health Care Equipment & Supplies - 1.61%
	Accuray, Inc.
1,500,000	3.500%, 02/01/2018	1,629,375
	Insulet Corp.
1,000,000	2.000%, 06/15/2019	1,073,750
	The Spectranetics Corporation
1,000,000	2.625%, 06/01/2034	1,035,000
		3,738,125

	Pharmaceuticals - 1.62%
	The Medicines Co.
1,500,000	2.500%, 01/15/2022	1,805,625
2,000,000	2.750%, 07/15/2023 (Acquired Various Dates, Cost $2,000,000)(b)	1,933,750
		3,739,375
	Total Health Care (Cost $6,955,744)	7,477,500

	Industrials - 1.51%
	Machinery - 1.51%
	Chart Industries, Inc.
1,000,000	2.000%, 08/01/2018	982,500
	The Greenbrier Companies, Inc.
2,000,000	3.500%, 04/01/2018	2,513,750
	Total Industrials (Cost $2,882,566)	3,496,250

	Information Technology - 3.18%
	Internet Software & Services - 2.31%
	Blucora, Inc.
1,500,000	4.250%, 04/01/2019	1,500,000
	Envestnet, Inc.
1,500,000	1.750%, 12/15/2019	1,436,250
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,387,500
	WebMD Health Corp.
1,000,000	2.500%, 01/31/2018	1,026,250
		5,350,000
	Software - 0.87%
	Nuance Communications, Inc.
2,060,000	1.500%, 11/01/2035	2,007,212
	Total Information Technology (Cost $7,064,942)	7,357,212

	TOTAL CONVERTIBLE BONDS (Cost $26,998,751)	30,070,025

	CORPORATE BONDS - 65.56%
	Consumer Discretionary - 15.89%
	Commercial Services - 0.88%
	Cimpress NV
2,000,000	7.000%, 04/01/2022 (Acquired Various Dates, Cost $2,021,250)(b)(c)	2,050,000
	Distributors - 0.54%
	LKQ Corp.
1,250,000	4.750%, 05/15/2023	1,250,000
	Diversified Consumer Services - 1.09%
	Perry Ellis International, Inc.
1,510,000	7.875%, 04/01/2019 (a)(d)	1,513,775
	Service Corp International
1,000,000	4.500%, 11/15/2020	1,018,750
		2,532,525
	Hotels, Restaurants & Leisure - 0.83%
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (c)	1,913,775

	Internet & Direct Marketing Retail - 0.58%
	Netflix, Inc.
250,000	5.500%, 02/15/2022	270,625
1,000,000	5.750%, 03/01/2024	1,072,500
		1,343,125
	Leisure Products - 1.48%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,442,500
	Media - 7.16%
	AMC Networks Inc.
1,500,000	5.000%, 04/01/2024	1,513,125
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	1,035,000
	Gray Television, Inc.
1,500,000	5.875%, 07/15/2026 (Acquired Various Dates, Cost $1,507,500)(b)	1,492,500
	Lions Gate Entertainment Corp.
250,000	5.875%, 11/01/2024 (Acquired Various Dates, Cost $250,000)(b)(c)	255,000
	Live Nation Entertainment Inc.
3,100,000	5.375%, 06/15/2022 (Acquired Various Dates, Cost $3,110,000)(b)	3,224,000
1,000,000	4.875%, 11/01/2024 (Acquired Various Dates, Cost $1,000,000)(b)	1,005,000
	Regal Entertainment Group
2,600,000	5.750%, 06/15/2023	2,667,444
	Sirius XM Radio, Inc.
3,095,000	4.250%, 05/15/2020 (Acquired Various Dates, Cost $3,026,191)(b)	3,145,294
250,000	5.375%, 07/15/2026 (Acquired Various Dates, Cost $250,000)(b)	245,000
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (Acquired Various Dates, Cost $2,030,084)(b)	2,013,375
		16,595,738
	Specialty Retail - 1.75%
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,587,500
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,466,250
		4,053,750
	Textiles, Apparel & Luxury Goods - 1.57%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,642,600
	Total Consumer Discretionary (Cost $32,382,698)	36,824,013

	Consumer Staples - 5.64%
	Beverages - 1.03%
	Cott Beverages, Inc.
2,000,000	6.750%, 01/01/2020	2,076,250
300,000	5.375%, 07/01/2022	306,375
		2,382,625
	Food Products - 4.61%
	Darling Ingredients, Inc.
1,100,000	5.375%, 01/15/2022	1,145,375
	Lamb Weston Holdings, Inc.
1,500,000	4.875%, 11/01/2026	1,487,813
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,832,500

	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,060,000
3,000,000	6.000%, 02/15/2024 (Acquired Various Dates, Cost $3,000,000)(b)	3,165,000
		10,690,688
	Total Consumer Staples (Cost $12,637,763)	13,073,313

	Energy - 5.84%
	Energy Equipment & Services - 0.44%
	Forum Energy Technologies Inc.
1,000,000	6.250%, 10/01/2021	1,005,000
	Oil, Gas & Consumable Fuels - 5.40%
	Concho Resources, Inc.
2,050,000	6.500%, 01/15/2022	2,121,237
	Diamondback Energy Inc.
1,000,000	4.750%, 11/01/2024 (Acquired Various Dates, Cost $1,000,000)(b)	985,000
	Gulfport Energy Corp.
1,000,000	6.000%, 10/15/2024 (Acquired Various Dates, Cost $1,000,000)(b)	1,022,500
	Holly Energy Partners, L.P.
1,650,000	6.500%, 03/01/2020	1,703,625
500,000	6.000%, 08/01/2024 (Acquired Various Dates, Cost $500,000)(b)	523,750
	Parsley Energy LLC / Parsley Finance Corp.
250,000	6.250%, 06/01/2024 (Acquired Various Dates, Cost $250,000)(b)	264,325
500,000	5.375%, 01/15/2025 (Acquired Various Dates, Cost $500,000)(b)	504,200
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (Acquired Various Dates, Cost $1,244,231)(b)(c)	1,364,250
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
1,861,000	7.375%, 08/01/2021	1,930,788
500,000	5.500%, 06/01/2024	508,750
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
1,000,000	5.500%, 10/15/2019	1,062,500
500,000	6.125%, 10/15/2021	526,250
		12,517,175
	Total Energy (Cost $12,987,291)	13,522,175

	Financials - 3.94%
	Capital Markets - 2.63%
	KCG Holdings, Inc.
4,500,000	6.875%, 03/15/2020 (Acquired Various Dates, Cost $4,388,368)(b)	4,522,500
	MSCI Inc.
1,500,000	5.250%, 11/15/2024 (Acquired Various Dates, Cost $1,500,000)(b)	1,582,500
		6,105,000
	Diversified Financial Services - 1.31%
	Cogent Communications Finance Inc.
3,000,000	5.625%, 04/15/2021 (Acquired Various Dates, Cost $2,973,750)(b)	3,037,500
	Total Financials (Cost $8,862,118)	9,142,500

	Health Care - 6.51%
	Health Care Equipment & Supplies - 1.73%
	Alere, Inc.
1,000,000	6.500%, 06/15/2020	990,000
	Mallinckrodt International Finance S.A.
3,000,000	3.500%, 04/15/2018 (c)	3,011,250
		4,001,250

	Health Care Providers & Services - 0.91%
	Centene Corp.
1,500,000	5.625%, 02/15/2021	1,580,850
500,000	6.125%, 02/15/2024	528,125
		2,108,975
	Pharmaceuticals - 3.87%
	Endo Finance LLC
4,500,000	5.750%, 01/15/2022 (Acquired Various Dates, Cost $4,402,885)(b)	3,993,750
	Valeant Pharmaceuticals International, Inc.
2,500,000	6.750%, 08/15/2018 (Acquired Various Dates, Cost $2,480,328)(b)(c)	2,381,250
3,000,000	6.375%, 10/15/2020 (Acquired Various Dates, Cost $3,083,146)(b)	2,592,180
		8,967,180
	Total Health Care (Cost $15,927,663)	15,077,405

	Industrials - 13.65%
	Aerospace & Defense - 4.28%
	KLX Inc.
2,000,000	5.875%, 12/01/2022 (Acquired Various Dates, Cost $2,000,000)(b)	2,067,500
	LMI Aerospace, Inc.
1,000,000	7.375%, 07/15/2019	1,002,500
	TransDigm, Inc.
2,000,000	5.500%, 10/15/2020	2,051,250
250,000	6.000%, 07/15/2022	261,250
500,000	6.375%, 06/15/2026 (Acquired Various Dates, Cost $500,000)(b)	516,000
	Triumph Group Inc.
4,000,000	4.875%, 04/01/2021	3,772,000
250,000	5.250%, 06/01/2022	234,375
		9,904,875
	Commercial Services & Supplies - 1.92%
	Covanta Holding Corp.
1,000,000	7.250%, 12/01/2020	1,021,750
250,000	5.875%, 03/01/2024	241,250
	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024	1,037,500
	Quad Graphics, Inc.
2,200,000	7.000%, 05/01/2022	2,156,000
		4,456,500
	Construction & Engineering - 1.94%
	Tutor Perini Corp.
4,500,000	7.625%, 11/01/2018	4,502,812
	Electrical Equipment - 1.23%
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	2,842,500
	Professional Services - 2.47%
	CEB, Inc.
2,000,000	5.625%, 06/15/2023 (a)(d)	1,950,000
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,783,594
		5,733,594
	Trading Companies & Distributors - 1.81%
	Fly Leasing Ltd.
2,000,000	6.750%, 12/15/2020 (c)	2,097,500
2,000,000	6.375%, 10/15/2021 (c)	2,090,000
		4,187,500
	Total Industrials (Cost $31,503,307)	31,627,781

	Information Technology - 9.73%
	Diversified Telecommunication Services - 0.98%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,267,113
	Electronic Equipment, Instruments & Components - 0.45%
	Anixter Inc.
500,000	5.625%, 05/01/2019	525,000
500,000	5.125%, 10/01/2021	522,500
		1,047,500
	Internet Software & Services - 3.12%
	Bankrate Inc.
6,000,000	6.125%, 08/15/2018 (a)(d)	6,090,000
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020 (a)(d)	1,144,688
		7,234,688
	IT Services - 2.17%
	NeuStar, Inc.
3,000,000	4.500%, 01/15/2023	3,082,500
	ServiceSource International Inc.
2,000,000	1.500%, 08/01/2018	1,935,000
		5,017,500
	Semiconductors & Semiconductor Equipment - 0.66%
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,537,377
	Software - 2.35%
	ACI Worldwide, Inc.
1,250,000	6.375%, 08/15/2020 (a)(d)	1,287,500
	Nuance Communications, Inc.
3,000,000	6.000%, 07/01/2024 (Acquired Various Dates, Cost $3,000,000)(b)	3,105,000
	SS&C Technologies Holdings, Inc.
1,000,000	5.875%, 07/15/2023	1,041,250
		5,433,750
	Total Information Technology (Cost $21,702,254)	22,537,928

	Materials - 1.53%
	Chemicals - 1.53%
	A Schulman, Inc.
2,000,000	6.875%, 06/01/2023 (Acquired Various Dates, Cost $1,932,171)(b)	2,100,000
	GCP Applied Technologies Inc
1,250,000	9.500%, 02/01/2023 (Acquired Various Dates, Cost $1,299,429)(b)	1,437,500
	Total Materials (Cost $3,231,600)	3,537,500

	Telecommunication Services - 2.83%
	Broadcast Media - 1.11%
	Nexstar Broadcasting, Inc.
2,000,000	6.125%, 02/15/2022 (Acquired Various Dates, Cost $1,995,000)(b)	2,080,000
	Nexstar Escrow Corp.
500,000	5.625%, 08/01/2024 (Acquired Various Dates, Cost $500,000)(b)	497,500
		2,577,500

	Diversified Telecommunication Services - 1.72%
	Consolidated Communications Inc.
4,000,000	6.500%, 10/01/2022	3,990,000
	Total Telecommunication Services (Cost $6,259,353)	6,567,500

	TOTAL CORPORATE BONDS (Cost $147,515,297)	151,910,115

	BANK LOANS - 11.37%
	Aerospace & Defense - 2.18%
5,000,000	DigitalGlobe Inc. - Term Loan B (Acquired Various Dates, Cost $4,987,500)(b)	5,043,750
	Chemicals - 0.49%
1,125,000	Kraton Polymers - Term Loan B (Acquired Various Dates, Cost $1,082,269)(b)	1,139,867
	Diversified Telecommunication Services - 0.70%
1,595,000	Diebold Nixdorf, Inc. - Term Loan B (Acquired Various Dates, Cost $1,599,897)(b)	1,621,916
	Food Products - 1.26%
2,992,500	Amplify Snack Brands, Inc. (a)(d)	2,918,929
	Health Care Equipment & Supplies - 1.60%
1,725,159	Catalent, Inc. (a)(d)	1,741,021
990,000	Greatbatch, Inc. (Acquired Various Dates, Cost $987,525)(b)	996,188
972,500	Mallinckrodt International Finance S.A. - Term Load B (Acquired Various Dates, Cost $972,610)(b)	976,351
	Machinery - 0.19%
423,077	Manitowoc Foodservice, Inc. (Acquired Various Dates, Cost $415,319)(b)	430,481
	Pharmaceuticals - 3.22%
5,915,783	Akorn, Inc. - Term Loan B (Acquired Various Dates, Cost $5,830,507)(b)	6,004,519
1,448,867	Valeant Pharmaceuticals International, Inc. (Acquired Various Dates, Cost $1,404,921)(b)	1,450,316
	Trading Companies & Distributors - 0.86%
1,985,025	SiteOne Landscape Supply, Inc. - Term Loan B (Acquired Various Dates, Cost $1,997,769)(b)	2,004,875
	Trading Companies & Distributors - 0.87%
1,990,000	Nexeo Solutions, Inc. - Term Loan B (Acquired Various Dates, Cost $1,996,266)(b)	2,009,900

	TOTAL BANK LOANS (Cost $25,961,070)	26,338,113

	SHORT TERM INVESTMENT - 7.50%
	Investment Company - 7.50%
17,389,185	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (e)	17,389,185
	Total Investment Company	17,389,185

	TOTAL SHORT TERM INVESTMENT (Cost $17,389,185)	17,389,185

	Total Investments (Cost $222,191,288) - 99.02%	229,426,110
	Other Assets in Excess of Liabilities - 0.98%	2,280,093
	TOTAL NET ASSETS - 100.00%	$231,706,203

PLC — Public Limited Company
(a)	These securities are deemed illiquid. The total value of these securities amounted to $23,129,351 (9.98% of net assets) at December 31, 2016.
(b)	Restricted security deemed liquid. The total value of these securities amounted to $74,784,287 (32.28% of net assets) at December 31, 2016.
(c)	Foreign Issued Securities. The total value of these securities amounted to $16,687,945 (7.20% of net assets) at December 31, 2016.
(d)	144A Securities. The total value of these securities amounted to $16,645,913 (7.18% of net assets) at December 31, 2016.
(e)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$222,191,288
Gross unrealized appreciation	9,495,423
Gross unrealized depreciation	(2,260,601)
Net unrealized appreciation	$7,234,822

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo International Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 96.89%
	Belgium - 1.09%
	Beverages - 1.09%
19,000	Anheuser-Busch InBev SA/NV	$2,011,042
	Total Belgium (Cost $1,902,411)	2,011,042

	Brazil - 1.01%
	Beverages - 1.01%
380,000	Ambev SA - ADR	1,865,800
	Total Brazil (Cost $2,210,749)	1,865,800

	Canada - 1.53%
	Road & Rail - 1.53%
42,000	Canadian National Railway Co.	2,830,800
	Total Canada (Cost $2,765,770)	2,830,800

	Finland - 0.89%
	Leisure Products - 0.89%
62,000	Amer Sports Corp.	1,649,888
	Total Finland (Cost $1,802,047)	1,649,887

	France - 16.95%
	Beverages - 1.26%
21,500	Pernod Ricard SA	2,329,970

	Chemicals - 1.37%
22,820	Air Liquide SA	2,537,878

	Electrical Equipment - 1.28%
34,000	Schneider Electric SE	2,366,092

	Food Products - 2.05%
29,503	Naturex (a)(b)	2,639,798
18,280	Vilmorin & Cie S.A.	1,151,279
		3,791,077
	Hotels, Restaurants & Leisure - 1.58%
78,000	Accor SA	2,909,051

	Internet Software & Services - 1.18%
53,100	Criteo SA - ADR (a)	2,181,348

	Life Sciences Tools & Services - 0.74%
3,200	Eurofins Scientific SE	1,364,239

	Media - 1.96%
52,500	Publicis Groupe SA	3,622,576

	Software - 1.86%
45,000	Dassault Systemes	3,429,072

	Textiles, Apparel & Luxury Goods - 3.67%
17,000	Kering	3,817,028
15,500	LVMH Moet Hennessy Louis Vuitton SA	2,959,746
		6,776,774
	Total France (Cost $30,622,512)	31,308,077

	Germany - 26.57%
	Chemicals - 4.27%
27,300	Linde A.G.	4,485,916
56,000	Symrise AG	3,408,998
		7,894,914
	Construction Materials - 2.10%
41,500	HeidelbergCement AG	3,871,813

	Electronic Equipment, Instruments & Components - 1.35%
143,711	Jenoptik AG	2,484,740
1,000	PA Power Automation AG (a)	2,125
		2,486,865
	Food Products - 0.43%
2,700	KWS Saat AG	801,490

	Health Care Equipment & Supplies - 1.15%
57,525	Carl Zeiss Meditec AG	2,119,387

	Health Care Providers & Services - 3.30%
78,000	Fresenius SE & Co. KGaA	6,097,265

	Household Products - 2.03%
35,900	Henkel AG & Co. KGaA	3,740,481

	Industrial Conglomerates - 1.98%
29,700	Siemens A.G. - ADR	3,651,614

	Insurance - 0.99%
9,700	Muenchener Rueckversicherungs-Gesellschaft AG.	1,834,360

	IT Services - 1.86%
80,000	Wirecard AG	3,443,441

	Pharmaceuticals - 2.09%
9,000	Bayer AG - ADR	938,520
28,000	Bayer AG	2,921,788
		3,860,308
	Software - 2.78%
59,300	SAP SE - ADR	5,125,299

	Textiles, Apparel & Luxury Goods - 1.64%
19,200	Adidas AG	3,034,674

	Trading Companies & Distributors - 0.60%
20,000	Brenntag AG	1,111,602
	Total Germany (Cost $39,260,158)	49,073,513

	Hong Kong - 3.75%
	Industrial Conglomerates - 3.11%
300,000	Beijing Enterprise Holdings Ltd.	1,417,887
44,184	Jardine Matheson Holding Ltd.	2,441,166
56,695	Jardine Strategic Holdings Ltd.	1,882,274
		5,741,327
	Specialty Retail - 0.64%
630,750	L'Occitane International SA	1,194,069
	Total Hong Kong (Cost $6,969,225)	6,935,396

	India - 1.68%
	Banks - 1.68%
415,000	ICICI Bank Ltd. - ADR	3,108,350
	Total India (Cost $4,499,166)	3,108,350

	Ireland - 1.82%
	Pharmaceuticals - 1.82%
16,000	Allergan plc (a)	3,360,160
	Total Ireland (Cost $2,679,874)	3,360,160

	Israel - 0.32%
	Pharmaceuticals - 0.32%
16,300	Teva Pharmaceutical Industries Ltd. - ADR	590,875
	Total Israel (Cost $690,298)	590,875

	Italy - 3.26%
	Beverages - 1.96%
370,000	Davide Campari-Milano SpA	3,618,287

	Internet & Direct Marketing Retail - 1.30%
85,000	Yoox Net-A-Porter Group SpA (a)	2,410,472
	Total Italy (Cost $5,095,590)	6,028,759

	Japan - 5.96%
	Beverages - 0.55%
32,000	Asahi Group Holdings Ltd.	1,010,310

	Electronic Equipment, Instruments & Components - 3.37%
25,000	Murata Manufacturing Co., Ltd.	3,347,593
75,000	Omron Corp.	2,878,075
		6,225,668
	Internet & Direct Marketing Retail - 0.76%
81,000	START TODAY Co., LTD.	1,399,264

	Machinery - 1.28%
14,000	FANUC Corp.	2,373,562
	Total Japan (Cost $9,595,045)	11,008,804

	Netherlands - 5.59%
	Internet Software & Services - 0.64%
100,000	Trivago N.V. - ADR (a)	1,175,000

	IT Services - 2.04%
107,499	InterXion Holding NV (a)	3,769,990

	Personal Products - 1.44%
64,700	Unilever N.V. - NY Shares - ADR	2,656,582

	Semiconductors & Semiconductor Equipment - 1.47%
24,241	ASML Holding NV - NY Shares - ADR	2,719,840
	Total Netherlands (Cost $7,430,300)	10,321,412

	Norway - 1.70%
	Commercial Services & Supplies - 1.09%
192,000	Tomra Systems ASA	2,012,194

	Diversified Telecommunication Services - 0.61%
76,000	Telenor ASA	1,135,333
	Total Norway (Cost $3,146,595)	3,147,527

	Republic of Korea - 0.65%
	Semiconductors & Semiconductor Equipment - 0.65%
800	Samsung Electronic Co., Ltd.	1,193,575
	Total Republic of Korea (Cost $894,090)	1,193,575

	Singapore - 2.08%
	Semiconductors & Semiconductor Equipment - 2.08%
21,770	Broadcom Ltd.	3,848,283
	Total Singapore (Cost $736,032)	3,848,283

	Spain - 1.25%
	Specialty Retail - 1.25%
67,500	Inditex SA	2,304,285
	Total Spain (Cost $1,360,312)	2,304,285

	Switzerland - 7.46%
	Capital Markets - 1.28%
53,337	Julius Baer Group Ltd.	2,369,078

	Construction Materials - 1.61%
56,500	LafargeHolcim Ltd.	2,976,751

	Insurance - 1.80%
35,000	Swiss Re AG	3,316,803

	Pharmaceuticals - 1.64%
7,000	Roche Holding AG	1,598,939
50,000	Roche Holding AG - ADR	1,426,500
		3,025,439
	Specialty Retail - 1.13%
16,700	Dufry AG (a)	2,082,785
	Total Switzerland (Cost $14,849,504)	13,770,856

	Taiwan, Province of China - 2.51%
	Semiconductors & Semiconductor Equipment - 2.51%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,636,829
	Total Taiwan, Province of China (Cost $2,178,768)	4,636,829

	United Kingdom - 10.82%
	Beverages - 1.99%
35,300	Diageo PLC - ADR	3,669,082

	Health Care Equipment & Supplies - 1.48%
91,000	Smith & Nephew PLC. - ADR	2,737,280

	Hotels, Restaurants & Leisure - 2.92%
78,076	InterContinental Hotels Group PLC	3,500,536
40,800	Whitbread PLC	1,898,657
		5,399,193
	Insurance - 1.93%
32,000	Aon PLC	3,568,960

	Media - 1.46%
90,600	Liberty Global PLC - Series C (a)	2,690,820

	Textiles, Apparel & Luxury Goods - 1.04%
104,000	Burberry Group PLC	1,918,710
	Total United Kingdom (Cost $20,323,119)	19,984,045

	TOTAL COMMON STOCKS (Cost $159,011,565)	178,978,276

	SHORT TERM INVESTMENT - 1.12%
	Investment Company - 1.12%
2,064,264	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	2,064,264
	Total Investment Company	2,064,264

	TOTAL SHORT TERM INVESTMENT (Cost $2,064,264)	2,064,264

	Total Investments (Cost $161,075,829) - 98.01%	181,042,540
	Other Assets in Excess of Liabilities - 1.99%	3,677,237
	TOTAL NET ASSETS - 100.00%	$184,719,777

	ADR — American Depositary Receipt
	PLC — Public Limited Company
(a)	Non-income producing.
(b)	A portion of these securities is deemed illiquid. The total value of the illiquid portions of these securities amounted to $1,014,206 (0.55% of net assets) at December 31, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

	Cost of investments	$161,075,829
	Gross unrealized appreciation	31,876,902
	Gross unrealized depreciation	(11,910,191)
	Net unrealized appreciation	$19,966,711

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of December 31, 2016, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Banks	$3,108,350	1.68%
Beverages	14,504,491	7.85%
Capital Markets	2,369,078	1.28%
Chemicals	10,432,791	5.65%
Commercial Services & Supplies	2,012,194	1.09%
Construction Materials	6,848,564	3.71%
Diversified Telecommunication Services	1,135,333	0.61%
Electrical Equipment	2,366,092	1.28%
Electronic Equipment, Instruments & Components	8,712,534	4.72%
Food Products	4,592,568	2.49%
Health Care Equipment & Supplies	4,856,667	2.63%
Health Care Providers & Services	6,097,265	3.30%
Hotels, Restaurants & Leisure	8,308,243	4.50%
Household Products	3,740,481	2.02%
Industrial Conglomerates	9,392,940	5.08%
Insurance	8,720,122	4.72%
Internet & Direct Marketing Retail	3,809,736	2.06%
Internet Software & Services	3,356,348	1.82%
IT Services	7,213,431	3.91%
Leisure Products	1,649,888	0.89%
Life Sciences Tools & Services	1,364,239	0.74%
Machinery	2,373,562	1.28%
Media	6,313,396	3.42%
Personal Products	2,656,582	1.44%
Pharmaceuticals	10,836,782	5.87%
Road & Rail	2,830,800	1.53%
Semiconductors & Semiconductor Equipment	12,398,527	6.71%
Software	8,554,371	4.63%
Specialty Retail	5,581,140	3.02%
Textiles, Apparel & Luxury Goods	11,730,159	6.35%
Trading Companies & Distributors	1,111,602	0.60%
Total Common Stocks	178,978,276	96.89%

Short Term Investment
Investment Company	2,064,264	1.12%
Total Short Term Investment	2,064,264	1.12%

Total Investments	181,042,540	98.01%
Other Assets in Excess of Liabilities	3,677,237	1.99%
TOTAL NET ASSETS	$184,719,777	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 91.38%
	Consumer Discretionary - 18.47%
	Hotels, Restaurants & Leisure - 3.86%
3,225	Chipotle Mexican Grill, Inc. (a)	$1,216,857
9,955	Marriott International, Inc. - Class A	823,079
		2,039,936
	Household Durables - 1.93%
9,200	Harman International Industries, Inc.	1,022,672

	Internet & Direct Marketing Retail - 5.52%
2,425	Amazon.com, Inc. (a)	1,818,435
750	The Priceline Group Inc. (a)	1,099,545
		2,917,980
	Media - 1.72%
3,159	Charter Communications, Inc. - Class A (a)	909,539

	Specialty Retail - 3.87%
14,700	Lowe's Companies, Inc.	1,045,464
13,300	TJX Companies, Inc.	999,229
		2,044,693
	Textiles, Apparel & Luxury Goods - 1.57%
15,500	Luxottica Group S.p.A. - ADR (b)	832,350
	Total Consumer Discretionary (Cost $7,105,254)	9,767,170

	Consumer Staples - 7.12%
	Food & Staples Retailing - 5.18%
7,800	Costco Wholesale Corp.	1,248,858
18,900	CVS Health Corp.	1,491,399
		2,740,257
	Personal Products - 1.94%
13,400	The Estee Lauder Companies Inc. - Class A	1,024,966
	Total Consumer Staples (Cost $3,395,709)	3,765,223

	Energy - 3.11%
	Energy Equipment & Services - 3.11%
19,579	Schlumberger Ltd. (b)	1,643,657
	Total Energy (Cost $1,222,590)	1,643,657

	Financials - 8.68%
	Capital Markets - 8.68%
11,900	CME Group Inc.	1,372,665
22,875	Intercontinental Exchange, Inc.	1,290,608
8,800	S&P Global, Inc.	946,352
13,000	T. Rowe Price Group Inc.	978,380
	Total Financials (Cost $3,468,825)	4,588,005

	Health Care - 15.16%
	Biotechnology - 1.80%
3,350	Biogen Idec Inc. (a)	949,993

	Health Care Equipment & Supplies - 5.06%
4,900	The Cooper Companies, Inc.	857,157
11,300	Danaher Corp.	879,592
13,200	Medtronic, PLC (b)	940,236
		2,676,985
	Health Care Technology - 3.50%
10,150	athenahealth Inc. (a)	1,067,475
16,500	Cerner Corp. (a)	781,605
		1,849,080
	Pharmaceuticals - 4.80%
47,900	Roche Holding AG - ADR (b)	1,366,587
21,900	Zoetis Inc	1,172,307
		2,538,894
	Total Health Care (Cost $8,153,880)	8,014,952

	Industrials - 10.14%
	Air Freight & Logistics - 2.34%
10,800	United Parcel Service, Inc. - Class B	1,238,112

	Commercial Services & Supplies - 3.81%
14,000	Stericycle, Inc. (a)	1,078,560
13,200	Waste Management, Inc.	936,012
		2,014,572
	Industrial Conglomerates - 2.13%
9,700	Honeywell International, Inc.	1,123,745

	Road & Rail - 1.86%
11,600	Kansas City Southern	984,260
	Total Industrials (Cost $4,863,396)	5,360,689

	Information Technology - 26.20%
	Electronic Equipment, Instruments & Components - 1.10%
19,300	Trimble Inc. (a)	581,895

	Internet Software & Services - 6.95%
2,245	Alphabet, Inc. - Class A (a)	1,779,050
1,148	Alphabet, Inc. - Class C (a)	886,050
8,800	Facebook Inc. - Class A (a)	1,012,440
		3,677,540
	IT Services - 5.06%
6,050	Alliance Data Systems Corp.	1,382,425
16,600	Visa Inc. - Class A	1,295,132
		2,677,557
	Semiconductors & Semiconductor Equipment - 2.90%
29,100	Micron Technology, Inc. (a)	637,872
13,715	QUALCOMM, Inc.	894,218
		1,532,090

	Software - 6.88%
30,400	Microsoft Corp.	1,889,056
27,940	Oracle Corp.	1,074,293
9,700	Red Hat, Inc. (a)	676,090
		3,639,439
	Technology Hardware, Storage & Peripherals - 3.31%
15,095	Apple Inc.	1,748,303
	Total Information Technology (Cost $9,353,294)	13,856,824

	Materials - 2.50%
	Chemicals - 2.50%
11,300	Praxair, Inc.	1,324,247
	Total Materials (Cost $1,284,149)	1,324,247

	TOTAL COMMON STOCKS (Cost $38,847,097)	48,320,767

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.17%
	Real Estate - 2.17%
3,211	Equinix Inc.	1,147,644
	Total Real Estate (Cost $539,541)	1,147,644

	TOTAL REIT (Cost $539,541)	1,147,644

	SHORT TERM INVESTMENT - 6.28%
	Investment Company - 6.28%
3,319,631	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	3,319,631
	Total Investment Company	3,319,631

	TOTAL SHORT TERM INVESTMENT (Cost $3,319,631)	3,319,631

	Total Investments (Cost $42,706,269) - 99.83%	52,788,042
	Other Assets in Excess of Liabilities - 0.17%	88,418
	TOTAL NET ASSETS - 100.00%	$52,876,460

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $4,782,830 (9.05% of net assets) at December 31, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$42,706,269
Gross unrealized appreciation	11,347,303
Gross unrealized depreciation	(1,265,530)
Net unrealized appreciation	$10,081,773

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.71%
	Consumer Discretionary - 22.48%
	Auto Components - 1.16%
96,890	BorgWarner, Inc.	$3,821,342

	Distributors - 1.09%
116,970	LKQ Corp. (a)	3,585,130

	Hotels, Restaurants & Leisure - 1.50%
13,055	Chipotle Mexican Grill, Inc. (a)	4,925,913

	Household Durables - 3.56%
81,115	Harman International Industries, Inc.	9,016,743
13,385	Mohawk Industries, Inc. (a)	2,672,717
		11,689,460
	Internet & Direct Marketing Retail - 1.51%
43,822	Expedia, Inc.	4,964,156

	Internet Software & Services - 1.03%
259,540	Pandora Media Inc. (a)	3,384,402

	Leisure Products - 1.51%
60,160	Polaris Industries Inc.	4,956,582

	Media - 2.67%
73,925	AMC Networks, Inc. - Class A (a)	3,869,234
95,498	Lions Gate Entertainment Corp. - Class A (a)(b)	2,568,883
95,498	Lions Gate Entertainment Corp. - Class B (a)(b)	2,343,509
		8,781,626
	Multiline Retail - 1.32%
56,145	Dollar Tree, Inc. (a)	4,333,271

	Specialty Retail - 5.72%
35,820	Advance Auto Parts, Inc.	6,057,878
6,590	O'Reilly Automotive, Inc. (a)	1,834,722
90,385	Tractor Supply Co.	6,852,087
83,840	Williams-Sonoma, Inc.	4,057,018
		18,801,705
	Textiles, Apparel & Luxury Goods - 1.41%
18,345	Ralph Lauren Corp.	1,656,920
48,100	Under Armour, Inc. - Class A (a)	1,397,305
63,095	Under Armour, Inc. - Class C (a)	1,588,101
		4,642,326
	Total Consumer Discretionary (Cost $61,155,724)	73,885,913

	Consumer Staples - 9.06%
	Beverages - 1.26%
26,950	Constellation Brands, Inc. - Class A	4,131,704

	Food & Staples Retailing - 1.00%
107,155	Whole Foods Market, Inc.	3,296,088

	Food Products - 6.73%
92,035	The Hain Celestial Group, Inc. (a)	3,592,126
46,540	Ingredion, Inc.	5,815,638
62,570	Kellogg Co.	4,612,035
145,345	The WhiteWave Foods Co. (a)	8,081,182
		22,100,981
	Personal Products - 0.07%
8,205	e.l.f. Beauty, Inc. (a)	237,453
	Total Consumer Staples (Cost $23,362,645)	29,766,226

	Energy - 2.01%
	Energy Equipment & Services - 2.01%
113,330	FMC Technologies, Inc. (a)	4,026,615
118,215	Forum Energy Technologies Inc. (a)	2,600,730
	Total Energy (Cost $5,158,174)	6,627,345

	Financials - 10.15%
	Capital Markets - 10.15%
64,080	CME Group Inc.	7,391,628
95,705	Financial Engines Inc.	3,517,159
22,225	MarketAxess Holdings, Inc.	3,265,297
44,095	Moody's Corp.	4,156,836
61,670	MSCI, Inc.	4,858,362
70,625	Northern Trust Corp.	6,289,156
78,610	SEI Investments Management Corp.	3,880,190
	Total Financials (Cost $17,463,070)	33,358,628

	Health Care - 10.52%
	Health Care Equipment & Supplies - 1.85%
42,785	Align Technology, Inc. (a)	4,112,922
21,810	Varian Medical Systems, Inc. (a)	1,958,102
		6,071,024
	Health Care Providers & Services - 1.42%
59,600	AmerisourceBergen Corp.	4,660,124

	Health Care Technology - 1.70%
117,705	Cerner Corp. (a)	5,575,686

	Life Sciences Tools & Services - 2.67%
46,965	Bio-Techne Corp.	4,829,411
30,960	Illumina, Inc. (a)	3,964,118
		8,793,529
	Pharmaceuticals - 2.88%
117,795	Akorn, Inc. (a)	2,571,465

21,060	Perrigo Co. PLC (b)	1,752,824
96,040	Zoetis Inc	5,141,021
		9,465,310
	Total Health Care (Cost $29,228,221)	34,565,673

	Industrials - 12.47%
	Building Products - 0.98%
49,735	Trex Co., Inc. (a)	3,202,934

	Commercial Services & Supplies - 1.52%
64,910	Stericycle, Inc. (a)	5,000,666

	Electrical Equipment - 1.21%
17,177	Acuity Brands, Inc.	3,965,482

	Machinery - 0.97%
28,515	Nordson Corp.	3,195,106

	Professional Services - 4.21%
157,920	Nielsen Holdings PLC (b)	6,624,744
88,905	Verisk Analytics, Inc (a)	7,216,419
		13,841,163
	Road & Rail - 2.33%
90,205	Kansas City Southern	7,653,894

	Trading Companies & Distributors - 1.25%
87,710	Fastenal Co.	4,120,616
	Total Industrials (Cost $32,212,834)	40,979,861

	Information Technology - 20.04%
	Communications Equipment - 1.06%
24,165	F5 Networks, Inc. (a)	3,497,159

	Electronic Equipment, Instruments & Components - 3.38%
78,610	Cognex Corp.	5,001,168
197,630	National Instruments Corp.	6,090,957
		11,092,125
	Internet Software & Services - 2.80%
73,905	Akamai Technologies, Inc. (a)	4,927,985
18,315	CoStar Group, Inc. (a)	3,452,194
31,060	Nutanix, Inc. (a)	824,954
		9,205,133
	IT Services - 3.88%
21,915	Alliance Data Systems Corp.	5,007,578
69,875	Fidelity National Information Services, Inc.	5,285,345
90,400	Teradata Corp. (a)	2,456,168
		12,749,091
	Semiconductors & Semiconductor Equipment - 2.27%
25,745	Analog Devices, Inc.	1,869,602
48,030	Inphi Corp. (a)	2,143,099
29,500	KLA-Tencor Corp.	2,321,060
18,525	Xilinx, Inc.	1,118,354
		7,452,115

	Software - 6.65%
29,470	ANSYS, Inc. (a)	2,725,680
74,380	Aspen Technology, Inc. (a)	4,067,098
44,160	CommVault Systems, Inc. (a)	2,269,824
43,085	Electronic Arts Inc. (a)	3,393,375
192,125	RealPage, Inc. (a)	5,763,750
52,280	Red Hat, Inc. (a)	3,643,916
		21,863,643
	Total Information Technology (Cost $48,084,082)	65,859,266

	Materials - 3.98%
	Chemicals - 3.98%
47,045	Air Products & Chemicals, Inc.	6,766,012
111,865	FMC Corp.	6,327,084
	Total Materials (Cost $9,306,733)	13,093,096

	TOTAL COMMON STOCKS (Cost $225,971,483)	298,136,008

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.27%
	Real Estate - 2.27%
20,889	Equinix Inc.	7,465,937
	Total Real Estate (Cost $3,487,366)	7,465,937

	TOTAL REIT (Cost $3,487,366)	7,465,937

	SHORT TERM INVESTMENT - 7.33%
	Investment Company - 7.33%
24,090,794	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	24,090,794
	Total Investment Company	24,090,794

	TOTAL SHORT TERM INVESTMENT (Cost $24,090,794)	24,090,794

	Total Investments (Cost $253,549,643) - 100.31%	329,692,739
	Liabilities in Excess of Other Assets - (0.31)%	(1,028,410)
	TOTAL NET ASSETS - 100.00%	$328,664,329

PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $13,289,960 (4.04% of net assets) at December 31, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$253,549,643
Gross unrealized appreciation	84,484,772
Gross unrealized depreciation	(8,341,676)
Net unrealized appreciation	$76,143,096

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2016
(Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 95.98%
	Consumer Discretionary - 16.19%
	Auto Components - 1.92%
112,080	Dorman Products, Inc. (a)	$8,188,565
89,770	Motorcar Parts of America, Inc. (a)	2,416,608
		10,605,173
	Hotels, Restaurants & Leisure - 3.26%
34,970	Buffalo Wild Wings Inc. (a)	5,399,368
225,235	Dave & Buster's Entertainment, Inc. (a)	12,680,731
		18,080,099
	Household Durables - 1.11%
148,380	Installed Building Products Inc (a)	6,128,094

	Internet Software & Services - 0.64%
269,905	Pandora Media Inc. (a)	3,519,561

	Media - 1.64%
289,135	IMAX Corp. (a)(b)	9,078,839

	Specialty Retail - 4.48%
464,780	At Home Group Inc. (a)	6,799,732
239,765	Five Below, Inc. (a)	9,581,009
147,700	Monro Muffler Brake, Inc.	8,448,440
		24,829,181
	Textiles, Apparel & Luxury Goods - 3.14%
148,122	Oxford Industries, Inc.	8,906,576
237,500	Steven Madden, Ltd. (a)	8,490,625
		17,397,201
	Total Consumer Discretionary (Cost $70,177,728)	89,638,148

	Consumer Staples - 4.21%
	Food Products - 3.86%
92,915	AdvancePierre Foods Holdings, Inc.	2,767,009
157,820	The Hain Celestial Group, Inc. (a)	6,159,714
324,835	Snyder's-Lance, Inc.	12,454,174
		21,380,897
	Personal Products - 0.35%
67,400	e.l.f. Beauty, Inc. (a)	1,950,556
	Total Consumer Staples (Cost $20,004,706)	23,331,453

	Energy - 1.31%
	Energy Equipment & Services - 1.31%
331,140	Forum Energy Technologies Inc. (a)	7,285,080
	Total Energy (Cost $5,476,862)	7,285,080

	Financials - 4.56%
	Capital Markets - 4.56%
287,788	Financial Engines Inc.	10,576,209
50,496	MarketAxess Holdings, Inc.	7,418,872
653,320	WisdomTree Investments, Inc.	7,277,985
	Total Financials (Cost $11,562,482)	25,273,066

	Health Care - 20.79%
	Biotechnology - 3.17%
714,225	Exact Sciences Corp. (a)	9,542,046
56,470	Ligand Pharmaceuticals Inc. (a)	5,737,917
192,250	Natera, Inc. (a)	2,251,247
		17,531,210
	Health Care Equipment & Supplies - 2.94%
189,398	Nevro Corp. (a)	13,761,659
287,385	Obalon Therapeutics, Inc. (a)	2,543,357
		16,305,016
	Health Care Providers & Services - 2.02%
275,628	HealthEquity, Inc. (a)	11,168,447

	Health Care Technology - 2.08%
41,695	athenahealth Inc. (a)	4,385,063
144,155	Medidata Solutions, Inc. (a)	7,160,179
		11,545,242
	Life Sciences Tools & Services - 5.82%
112,585	Bio-Techne Corp.	11,577,116
21,865	Cambrex Corp. (a)	1,179,617
150,417	ICON PLC. (a)(b)	11,311,358
155,075	INC Research Holdings Inc. - Class A (a)	8,156,945
		32,225,036
	Pharmaceuticals - 4.76%
323,780	Akorn, Inc. (a)	7,068,117
376,565	Catalent, Inc. (a)	10,152,192
362,570	Supernus Pharmaceuticals Inc. (a)	9,154,893
		26,375,202
	Total Health Care (Cost $76,423,605)	115,150,153

	Industrials - 8.71%
	Aerospace & Defense - 1.30%
140,390	Hexcel Corp.	7,221,662

	Building Products - 1.04%
88,975	Trex Co., Inc. (a)	5,729,990

	Construction & Engineering - 0.79%
114,390	MasTec, Inc. (a)	4,375,418

	Electrical Equipment - 1.76%
239,425	Generac Holdings, Inc. (a)	9,754,174

	Professional Services - 3.82%
152,810	CEB, Inc.	9,260,286
163,960	WageWorks, Inc. (a)	11,887,100
		21,147,386
	Total Industrials (Cost $24,924,563)	48,228,630

	Information Technology - 30.94%
	Electronic Equipment, Instruments & Components - 3.52%
134,120	Cognex Corp.	8,532,714
13,530	Coherent, Inc. (a)	1,858,819
575,785	Fitbit, Inc. - Class A (a)	4,214,746
87,425	Universal Display Corp. (a)	4,922,028
		19,528,307
	Internet Software & Services - 9.80%
105,787	comScore Inc. (a)	3,340,753
66,440	CoStar Group, Inc. (a)	12,523,276
431,025	Five9, Inc. (a)	6,116,245
245,680	GoDaddy, Inc. - Class A (a)	8,586,516
78,900	LogMeIn, Inc.	7,617,795
445,936	Mimecast Ltd (a)(b)	7,982,254
115,870	SPS Commerce Inc. (a)	8,098,154
		54,264,993
	IT Services - 3.13%
95,730	ExlService Holdings, Inc. (a)	4,828,621
355,991	InterXion Holding NV (a)(b)	12,484,605
		17,313,226
	Semiconductors & Semiconductor Equipment - 5.50%
179,630	Cavium, Inc. (a)	11,216,097
163,145	Inphi Corp. (a)	7,279,530
145,975	Monolithic Power Systems Inc	11,959,732
		30,455,359
	Software - 8.99%
180,861	BroadSoft Inc. (a)	7,460,516
277,440	CyberArk Software Ltd. (a)(b)	12,623,520
43,505	Ellie Mae, Inc. (a)	3,640,499
182,155	HubSpot, Inc. (a)	8,561,285
235,035	Paylocity Holding Corp. (a)	7,053,400
92,910	Take-Two Interactive Software, Inc. (a)	4,579,534
276,070	Zendesk, Inc. (a)	5,852,684
		49,771,438
	Total Information Technology (Cost $128,554,610)	171,333,323

	Materials - 3.12%
	Construction Materials - 3.12%
345,390	Forterra, Inc. (a)	7,481,147
149,475	US Concrete Inc. (a)	9,790,613
	Total Materials (Cost $14,736,138)	17,271,760

	Real Estate - 3.94%
	Real Estate Management & Development - 3.94%
289,210	Colliers International Group, Inc. (b)	10,628,467
198,425	FirstService Corp. (b)	9,421,219
58,020	HFF Inc.	1,755,105
	Total Real Estate (Cost $2,879,649)	21,804,791

	Telecommunication Services - 2.21%
	Diversified Telecommunication Services - 2.21%
295,720	Cogent Communications Holdings Inc.	12,228,022
	Total Telecommunication Services (Cost $9,117,210)	12,228,022

	TOTAL COMMON STOCKS (Cost $363,857,553)	531,544,426

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.22%
	Real Estate - 2.22%
242,380	CoreCivic, Inc.	5,928,615
142,160	CyrusOne Inc	6,358,817
	Total Real Estate (Cost $12,164,716)	12,287,432

	TOTAL REITS (Cost $12,164,716)	12,287,432

	SHORT TERM INVESTMENT - 3.02%
	Investment Company - 3.02%
16,695,248	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%	16,695,248
	Total Investment Company	16,695,248

	TOTAL SHORT TERM INVESTMENT (Cost $16,695,248)	16,695,248

	Total Investments (Cost $392,717,517) - 101.22%	560,527,106
	Liabilities in Excess of Other Assets - (1.22)%	(6,737,846)
	TOTAL NET ASSETS - 100.00%	$553,789,260

PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $73,530,262 (13.28% of net assets) at December 31, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$392,717,517
Gross unrealized appreciation	175,482,396
Gross unrealized depreciation	(7,672,807)
Net unrealized appreciation	$167,809,589

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

TRANSACTIONS WITH AFFILIATES:*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds.

* As a result of the Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

INVESTMENT VALUATION

Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at December 31, 2016

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of  observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may  include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various evels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2016. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,068,691,208	-	-	$1,068,691,208
REITS	36,266,022	-	-	36,266,022
Short Term Investments	65,529,302	-	-	65,529,302
Total*	$1,170,486,532	$-	-	$1,170,486,532

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$43,513,495	-	-	$43,513,495
Convertible Preferred Stock	202,464	-	-	202,464
REITS	1,287,689	-	-	1,287,689
Short Term Investments	3,909,822	-	-	3,909,822
Total*	$48,913,470	$-	-	$48,913,470

Buffalo Emerging Opportunies Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$81,667,783	-	-	$81,667,783
Short Term Investments	6,812,414	-	-	6,812,414
Total*	$88,480,197	-	-	$88,480,197

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$643,005,900	-	-	$643,005,900
REITS	14,850,928	-	-	14,850,928
Convertible Bonds	-	55,235,359	-	55,235,359
Corporate Bonds	-	85,702,320	-	85,702,320
Short Term Investments	19,835,909	-	-	19,835,909
Total*	$677,692,737	$140,937,679	-	$818,630,416

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$313,550,169	-	-	$313,550,169
REITS	6,354,393	-	-	6,354,393
Short Term Investments	8,571,921	-	-	8,571,921
Total*	$328,476,483	-	-	$328,476,483

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Preferred Stock	-	$2,193,752	-	$2,193,752
Convertible Preferred Stock	1,524,920	-	-	1,524,920
Convertible Bonds	-	30,070,025	-	30,070,025
Corporate Bonds	-	151,910,115	-	151,910,115
Bank Loans	-	26,338,113	-	26,338,113
Short Term Investments	17,389,185	-	-	17,389,185
Total*	$18,914,105	$210,512,005	-	$229,426,110

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$178,978,276	-	-	$178,978,276
Short Term Investments	2,064,264	-	-	2,064,264
Total*	$181,042,540	-	-	$181,042,540

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$48,320,767	-	-	$48,320,767
REITS	1,147,644	-	-	1,147,644
Short Term Investments	3,319,631	-	-	3,319,631
Total*	$52,788,042	-	-	$52,788,042

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$298,136,008	-	-	$298,136,008
REITS	7,465,937	-	-	7,465,937
Short Term Investments	24,090,794	-	-	24,090,794
Total*	$329,692,739	-	-	$329,692,739

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$531,544,426	-	-	$531,544,426
REITS	12,287,432	-		12,287,432
Short Term Investments	16,695,248	-	-	16,695,248
Total*	$560,527,106	-	-	$560,527,106

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended December 31, 2016 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2016	2,400	113,034
Options written	5,821	287,681
Options terminated in closing transaction	-	-
Options exercised	(3,195)	(129,734)
Options expired	(5,026)	(270,981)
Outstanding, December 31, 2016	-	-

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2016:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$-

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of December 31, 2016:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$547,835

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$175,594

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of December 31, 2016:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to Master Netting Agreements (MNA)

Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged/Received	Net Amount
Description
Written Options	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By  /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date  February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By  /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date  February 22, 2017